Income Taxes (Details) - Schedule of income (loss) before income taxes - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) - Schedule of income (loss) before income taxes [Line Items]
Total income before income taxes	$ 1,958,101	$ 2,358,172
Non-PRC operations [Member]
Income Taxes (Details) - Schedule of income (loss) before income taxes [Line Items]
Total income before income taxes	(46,483)	(19,742)
PRC operations [Member]
Income Taxes (Details) - Schedule of income (loss) before income taxes [Line Items]
Total income before income taxes	$ 2,004,584	$ 2,377,914